CONDENSED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (5,836,369)	$ (2,272,612)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14,088	15,794
Loss on disposal of property and equipment	1,322
Change in accounts receivable reserve	79,534	35,465
Warrants issued with common stock	135,400	28,000
Stock issued for interest expense		12,500
Preferred Stock issued for compensation	200,000	1,156,708
Common Stock issued for services		233,502
Impairment of goodwill	4,799,965
Changes in operating assets and liabilities:
Accounts receivable	(74,629)	(33,700)
Inventory	258,300	(300,354)
Prepaid inventory	(37,212)	(14,776)
Notes receivable		(15,189)
Deposits	5,000
Accounts payable	207,176	126,849
Due to officers	(500)
Net cash used in operations	(247,925)	(1,027,813)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	6,293
Purchase of property and equipment	(534)	(30,969)
Cash assumed in reverse merger	35
Net cash used in investing activities	5,794	(30,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	264,306	250,000
Proceeds from issuance of notes payable to related parties	44,190	150,000
Payments on notes payable	(150,000)	(100,000)
Payments on notes payable to related parties	(89,192)	(10,000)
Proceeds from issuance of common stock and warrants	180,000	715,750
Net cash provided by financing activities	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	16,312	9,139
Cash paid for interest
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Common stock issued for interest		12,500
Warrant expense	$ 135,400	$ 28,000